Document and Entity Information	Sep. 15, 2025
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 15, 2025
Entity Registrant Name	WELLS FARGO & COMPANY/MN
Entity Incorporation State Country Code	DE
Entity File Number	001-02979
Entity Tax Identification Number	41-0449260
Entity Address Address Line 1	333 Market Street
Entity Address City Or Town	San Francisco
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94105
City Area Code	415
Local Phone Number	371-2921
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000072971
Amendment Flag	false
Former Address [Member]
Entity Information [Line Items]
Entity Address Address Line 1	420 Montgomery Street
Entity Address City Or Town	San Francisco
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94104
Common Stock, par value $1-2/3 [Member]
Entity Information [Line Items]
Security 12b Title	Common Stock, par value $1-2/3
Trading Symbol	WFC
Security Exchange Name	NYSE
7.5% Non-Cumulative Perpetual Convertible Class A Preferred Stock, Series L [Member]
Entity Information [Line Items]
Security 12b Title	7.5% Non-Cumulative Perpetual Convertible Class A Preferred Stock, Series L
Trading Symbol	WFC.PRL
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series Y [Member]
Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series Y
Trading Symbol	WFC.PRY
Security Exchange Name	NYSE
Non-Cumulative Perpetual Class A Preferred Stock, Series Z [Member]
Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series Z
Trading Symbol	WFC.PRZ
Security Exchange Name	NYSE
Non-Cumulative Perpetual Class A Preferred Stock, Series AA [Member]
Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series AA
Trading Symbol	WFC.PRA
Security Exchange Name	NYSE
Non-Cumulative Perpetual Class A Preferred Stock, Series CC [Member]
Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series CC
Trading Symbol	WFC.PRC
Security Exchange Name	NYSE
Non-Cumulative Perpetual Class A Preferred Stock, Series DD [Member]
Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series DD
Trading Symbol	WFC.PRD
Security Exchange Name	NYSE
Guarantee of Medium-Term Notes, Series A, due October 30, 2028 of Wells Fargo Finance LLC [Member]
Entity Information [Line Items]
Security 12b Title	Guarantee of Medium-Term Notes, Series A, due October 30, 2028 of Wells Fargo Finance LLC
Trading Symbol	WFC/28A
Security Exchange Name	NYSE